Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Investment Managers Series Trust III
Entity Central Index Key	0000924727
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000025975 [Member]
Shareholder Report [Line Items]
Fund Name	FPA Crescent Fund
Class Name	Institutional Class
Trading Symbol	FPACX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FPA Crescent Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://fpa.com/funds/overview/crescent. You can also request this information by contacting us at (800) 638-3060.
Additional Information Phone Number	(800) 638-3060
Additional Information Website	https://fpa.com/funds/overview/crescent
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FPA Crescent Fund (Institutional Class/FPACX)	$55	1.06%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.06%	[1]
Net Assets	$ 11,138,420,857
Holdings Count | Holding	144
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$11,138,420,857
Total number of portfolio holdings	144
Portfolio turnover rate as of the end of the reporting period	7%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Top Ten Holdings table may not reflect the total exposure to an issuer.  The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Meta Platforms, Inc. - Class A	3.3%
Analog Devices, Inc.	2.9%
Alphabet, Inc. - Class A	2.8%
TE Connectivity Ltd.	2.6%
Citigroup, Inc.	2.5%
Comcast Corp. - Class A	2.3%
U.S. Treasury Note, 5.000%, 8/31/2025	2.1%
Other Common Stock	2.1%
Safran S.A.	1.9%
Heineken Holding N.V.	1.9%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Meta Platforms, Inc. - Class A	3.3%
Analog Devices, Inc.	2.9%
Alphabet, Inc. - Class A	2.8%
TE Connectivity Ltd.	2.6%
Citigroup, Inc.	2.5%
Comcast Corp. - Class A	2.3%
U.S. Treasury Note, 5.000%, 8/31/2025	2.1%
Other Common Stock	2.1%
Safran S.A.	1.9%
Heineken Holding N.V.	1.9%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000249813 [Member]
Shareholder Report [Line Items]
Fund Name	FPA Crescent Fund
Class Name	Investor Class
Trading Symbol	FPFRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FPA Crescent Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://fpa.com/funds/overview/crescent. You can also request this information by contacting us at (800) 638-3060.
Additional Information Phone Number	(800) 638-3060
Additional Information Website	https://fpa.com/funds/overview/crescent
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FPA Crescent Fund (Investor Class/FPFRX)	$60	1.16%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.16%	[2]
Net Assets	$ 11,138,420,857
Holdings Count | Holding	144
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$11,138,420,857
Total number of portfolio holdings	144
Portfolio turnover rate as of the end of the reporting period	7%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Top Ten Holdings table may not reflect the total exposure to an issuer.  The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Meta Platforms, Inc. - Class A	3.3%
Analog Devices, Inc.	2.9%
Alphabet, Inc. - Class A	2.8%
TE Connectivity Ltd.	2.6%
Citigroup, Inc.	2.5%
Comcast Corp. - Class A	2.3%
U.S. Treasury Note, 5.000%, 8/31/2025	2.1%
Other Common Stock	2.1%
Safran S.A.	1.9%
Heineken Holding N.V.	1.9%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Meta Platforms, Inc. - Class A	3.3%
Analog Devices, Inc.	2.9%
Alphabet, Inc. - Class A	2.8%
TE Connectivity Ltd.	2.6%
Citigroup, Inc.	2.5%
Comcast Corp. - Class A	2.3%
U.S. Treasury Note, 5.000%, 8/31/2025	2.1%
Other Common Stock	2.1%
Safran S.A.	1.9%
Heineken Holding N.V.	1.9%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000221940 [Member]
Shareholder Report [Line Items]
Fund Name	FPA Crescent Fund
Class Name	Supra Institutional Class
Trading Symbol	FPCSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FPA Crescent Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://fpa.com/funds/overview/crescent. You can also request this information by contacting us at (800) 638-3060.
Additional Information Phone Number	(800) 638-3060
Additional Information Website	https://fpa.com/funds/overview/crescent
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FPA Crescent Fund (Supra Institutional Class/FPCSX)	$52	1.00%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.00%	[3]
Net Assets	$ 11,138,420,857
Holdings Count | Holding	144
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$11,138,420,857
Total number of portfolio holdings	144
Portfolio turnover rate as of the end of the reporting period	7%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Top Ten Holdings table may not reflect the total exposure to an issuer.  The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Meta Platforms, Inc. - Class A	3.3%
Analog Devices, Inc.	2.9%
Alphabet, Inc. - Class A	2.8%
TE Connectivity Ltd.	2.6%
Citigroup, Inc.	2.5%
Comcast Corp. - Class A	2.3%
U.S. Treasury Note, 5.000%, 8/31/2025	2.1%
Other Common Stock	2.1%
Safran S.A.	1.9%
Heineken Holding N.V.	1.9%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Meta Platforms, Inc. - Class A	3.3%
Analog Devices, Inc.	2.9%
Alphabet, Inc. - Class A	2.8%
TE Connectivity Ltd.	2.6%
Citigroup, Inc.	2.5%
Comcast Corp. - Class A	2.3%
U.S. Treasury Note, 5.000%, 8/31/2025	2.1%
Other Common Stock	2.1%
Safran S.A.	1.9%
Heineken Holding N.V.	1.9%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000207154 [Member]
Shareholder Report [Line Items]
Fund Name	FPA Flexible Fixed Income Fund
Class Name	Institutional Class
Trading Symbol	FPFIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FPA Flexible Fixed Income Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://fpa.com/funds/overview/flexible-fixed-income. You can also request this information by contacting us at (800) 638-3060.
Additional Information Phone Number	(800) 638-3060
Additional Information Website	https://fpa.com/funds/overview/flexible-fixed-income
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FPA Flexible Fixed Income Fund (Institutional Class/FPFIX)	$28	0.55%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%	[4]
Net Assets	$ 1,578,660,352
Holdings Count | Holding	394
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,578,660,352
Total number of portfolio holdings	394
Portfolio turnover rate as of the end of the reporting period	13%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Top Ten Holdings table may not reflect the total exposure to an issuer. Interest rates presented in the Top Ten Holdings are as of the reporting period end.  The Sector Allocation chart represents Bonds & Debentures of the Fund.
Top Ten Holdings
U.S. Treasury Note, 4.375%, 12/31/2029	12.1%
U.S. Treasury Note, 4.125%, 11/30/2029	2.6%
U.S. Treasury Note, 4.125%, 10/31/2029	1.3%
U.S. Treasury Note, 4.000%, 3/31/2030	1.0%
U.S. Treasury Note, 4.250%, 1/31/2030	0.9%
Fannie Mae Pool, 1.000%, 3/1/2037	1.0%
Freddie Mac Pool, 1.500%, 3/1/2041	0.9%
Freddie Mac Pool, 1.500%, 5/1/2041	0.9%
Fannie Mae Pool, 1.500%, 11/1/2041	0.8%
U.S. Treasury Note, 3.500%, 9/30/2029	0.8%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
U.S. Treasury Note, 4.375%, 12/31/2029	12.1%
U.S. Treasury Note, 4.125%, 11/30/2029	2.6%
U.S. Treasury Note, 4.125%, 10/31/2029	1.3%
U.S. Treasury Note, 4.000%, 3/31/2030	1.0%
U.S. Treasury Note, 4.250%, 1/31/2030	0.9%
Fannie Mae Pool, 1.000%, 3/1/2037	1.0%
Freddie Mac Pool, 1.500%, 3/1/2041	0.9%
Freddie Mac Pool, 1.500%, 5/1/2041	0.9%
Fannie Mae Pool, 1.500%, 11/1/2041	0.8%
U.S. Treasury Note, 3.500%, 9/30/2029	0.8%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000227168 [Member]
Shareholder Report [Line Items]
Fund Name	FPA Flexible Fixed Income Fund
Class Name	Advisor Class
Trading Symbol	FFIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FPA Flexible Fixed Income Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://fpa.com/funds/overview/flexible-fixed-income. You can also request this information by contacting us at (800) 638-3060.
Additional Information Phone Number	(800) 638-3060
Additional Information Website	https://fpa.com/funds/overview/flexible-fixed-income
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FPA Flexible Fixed Income Fund (Advisor Class/FFIAX)	$30	0.60%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%	[5]
Net Assets	$ 1,578,660,352
Holdings Count | Holding	394
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,578,660,352
Total number of portfolio holdings	394
Portfolio turnover rate as of the end of the reporting period	13%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Top Ten Holdings table may not reflect the total exposure to an issuer. Interest rates presented in the Top Ten Holdings are as of the reporting period end.  The Sector Allocation chart represents Bonds & Debentures of the Fund.
Top Ten Holdings
U.S. Treasury Note, 4.375%, 12/31/2029	12.1%
U.S. Treasury Note, 4.125%, 11/30/2029	2.6%
U.S. Treasury Note, 4.125%, 10/31/2029	1.3%
U.S. Treasury Note, 4.000%, 3/31/2030	1.0%
U.S. Treasury Note, 4.250%, 1/31/2030	0.9%
Fannie Mae Pool, 1.000%, 3/1/2037	1.0%
Freddie Mac Pool, 1.500%, 3/1/2041	0.9%
Freddie Mac Pool, 1.500%, 5/1/2041	0.9%
Fannie Mae Pool, 1.500%, 11/1/2041	0.8%
U.S. Treasury Note, 3.500%, 9/30/2029	0.8%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
U.S. Treasury Note, 4.375%, 12/31/2029	12.1%
U.S. Treasury Note, 4.125%, 11/30/2029	2.6%
U.S. Treasury Note, 4.125%, 10/31/2029	1.3%
U.S. Treasury Note, 4.000%, 3/31/2030	1.0%
U.S. Treasury Note, 4.250%, 1/31/2030	0.9%
Fannie Mae Pool, 1.000%, 3/1/2037	1.0%
Freddie Mac Pool, 1.500%, 3/1/2041	0.9%
Freddie Mac Pool, 1.500%, 5/1/2041	0.9%
Fannie Mae Pool, 1.500%, 11/1/2041	0.8%
U.S. Treasury Note, 3.500%, 9/30/2029	0.8%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.